Note 15 - Income Tax	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Income Tax Disclosure [Text Block]
15.	Income tax

Income tax differs from the amounts that would be obtained by applying the statutory rate to the respective year’s earnings before tax. Differences result from the following items:

	2023	2022

Income tax expense using combined statutory rate of 26.5% (2022 - 26.5%)	$53,884	$51,405
Permanent differences	2,075	584
Adjustments to tax liabilities for prior periods	111	230
Non-deductible stock-based compensation	5,667	4,782
Foreign, state and provincial tax rate differential	(5,420)	(8,043)
Other taxes	-	16
Provision for income taxes as reported	$56,317	$48,974

Earnings before income tax by jurisdiction comprise the following:

	2023	2022

Canada	$34,600	$32,125
United States	168,738	161,856
Total	$203,338	$193,981

Income tax expense (recovery) comprises the following:

	2023	2022

Current
Canada	$9,494	$8,401
United States	64,267	32,585
	73,761	40,986

Deferred
Canada	375	431
United States	(17,819)	7,557
	(17,444)	7,988

Total	$56,317	$48,974

The significant components of deferred income tax are as follows:

	2023	2022

Deferred income tax assets
Loss carry-forwards	$4,943	$2,251
Expenses not currently deductible	37,225	31,353
Allowance for credit losses	8,125	4,779
Inventory and other reserves	1,836	3,357
	52,129	41,740

Deferred income tax liabilities
Depreciation and amortization	97,896	86,175
Basis differences of partnerships and other entities	1,919	2,053
Prepaid and other expenses deducted for tax purposes	2,186	1,896
	102,001	90,124

Net deferred income tax asset (liability) before valuation allowance	(49,872)	(48,384)
Valuation allowance	1,400	1,017

Net deferred income tax asset (liability)	$(51,272)	$(49,401)

The recoverability of deferred income tax assets is dependent on generating sufficient taxable income before the 20 year loss carry-forward limitation. Although realization is not assured, the Company believes it is more likely than not that the deferred tax asset will be realized. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced.

The Company has gross operating loss carry-forwards as follows:

	Loss carry forward		Gross losses not recognized		Net
	2023	2022	2023	2022	2023	2022

Canada	$2,048	$2,336	$-	$-	$2,048	$2,336
United States	53,295	24,102	20,360	18,324	32,935	5,778

These amounts above are available to reduce future federal, state, and provincial income taxes in their respective jurisdictions. Net operating loss carry-forward balances attributable to the United States and Canada expire over the next 9 to 20 years.

Cumulative unremitted earnings of US and foreign subsidiaries approximated $950,864 as at December 31, 2023 (2022 - $842,671). Income tax is not provided on the unremitted earnings of US and foreign subsidiaries because it has been the practice and is the intention of the Company to reinvest these earnings indefinitely in these subsidiaries.

The gross unrecognized tax benefits are $148 (2022 - $148). Of this balance, $148 (2022 - $148) would affect the Company’s effective tax rate if recognized. For the year ended December 31, 2023, there was no adjustment to interest and penalties related to provisions for income tax (2022 - nil). As at December 31, 2023, the Company had accrued $38 (2022 - $38) for potential income tax related interest and penalties.

The Company’s significant tax jurisdictions include the United States and Canada. The number of years with open tax audits varies depending on the tax jurisdictions. Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for three to four years and income tax returns filed with the U.S. Internal Revenue Service and related states are open for three to five years.

The Company does not currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above. Actual settlements may differ from the amounts accrued. The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may affect its current estimates.